Revenue	3 Months Ended
Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue

3. Revenue

The Company recognized $0 revenue for the three months ended March 31, 2025 and $29,000 for the three months ended March 31, 2024. This revenue is related to recovery of clinical manufacturing costs associated with an investigator sponsored study managed by Cedars-Sinai Medical Center.